CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED BALANCE SHEETS PARENTHETICAL
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	47,836,428	45,250,000	45,000,000
Common stock shares outstanding	47,836,428	45,250,000	45,000,000